As filed with the Securities and Exchange Commission on April 12, 2012

Securities Act Registration No. 333-40128

Investment Company Act Registration No. 811-09997

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[Ö]

Pre-Effective Amendment No. ____	[ ]

Post-Effective Amendment No. 26	[Ö]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[Ö]

Amendment No. 28	[Ö]

BAIRD FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

777 East Wisconsin Avenue
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 765-3500

Charles M. Weber, Esq.

Robert W. Baird & Co. Incorporated

777 East Wisconsin Avenue

Milwaukee, WI 53202

 (Name and Address of Agent for Service)

Copies to:

Carol A. Gehl, Esq.

Godfrey & Kahn, S.C.

780 North Water Street

Milwaukee, Wisconsin  53202

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 30, 2012 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 25 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on February 1, 2012 and, pursuant to Rule 485(a)(2), would have become effective on April 16, 2012.

This Post-Effective Amendment No. 26 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 30, 2012 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 26 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 26 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 26 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 9th day of April, 2012.

BAIRD FUNDS, INC.

Registrant

By: /s/ Mary Ellen Stanek

       Mary Ellen Stanek

       President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 26 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Mary Ellen Stanek	President (Principal Executive Officer)	April 9, 2012
Mary Ellen Stanek

/s/ Dominick P. Zarcone	Treasurer (Principal Financial Officer)	April 9, 2012
Dominick P. Zarcone

/s/ John W. Feldt*	Director	April 9, 2012
John W. Feldt

/s/ G. Frederick Kasten*	Director	April 9, 2012
G. Frederick Kasten, Jr.

/s/ Cory L. Nettles*	Director	April 9, 2012
Cory L. Nettles

/s/ Marlyn J. Spear*	Director	April 9, 2012
Marlyn J. Spear

/s/ Frederick P. Stratton, Jr.*	Director	April 9, 2012
Frederick P. Stratton, Jr.

*By: /s/ Mary Ellen Stanek
Mary Ellen Stanek President and Attorney- In-Fact Pursuant to Power of Attorney filed on February 1, 2012, Post-Effective Amendment No. 25

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